Financial assets and liabilities - Carrying value and fair value of the related party and other borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings gross	$ 2,927	$ 2,835
Deferred debt issuance costs and premium	(40)	0
Net borrowings	2,887	2,835
Fair Value	12	14
Not at fair value
Disclosure of detailed information about borrowings [line items]
Borrowings gross	2,745	2,699
Deferred debt issuance costs and premium	(40)
Net borrowings	2,705	2,699
Not at fair value | Loan Notes
Disclosure of detailed information about borrowings [line items]
Borrowings gross	2,726
Deferred debt issuance costs and premium	(36)
Net borrowings	2,690
Not at fair value | Related party borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings gross		2,690
Net borrowings		2,690
Not at fair value | Global Asset Based Loan Facility And Other Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings gross	19	9
Deferred debt issuance costs and premium	(4)
Net borrowings	15	9
Fair value
Disclosure of detailed information about borrowings [line items]
Fair Value	2,701	2,772
Fair value | Loan Notes
Disclosure of detailed information about borrowings [line items]
Fair Value	2,682
Fair value | Related party borrowings
Disclosure of detailed information about borrowings [line items]
Fair Value		2,763
Fair value | Global Asset Based Loan Facility And Other Borrowings
Disclosure of detailed information about borrowings [line items]
Fair Value	$ 19	$ 9